PROSPECTUS SUPPLEMENT                                            Oct. 9, 1998

The following revises and supersedes the Massachusetts Tax tables found in Appendix B of the Prospectus, dated Aug 28, 1998, for:

                  IDS California Tax-Exempt Trust
                           IDS California Tax-Exempt Fund
                  IDS Special Tax-Exempt Series Trust
                           IDS Massachusetts Tax-Exempt Fund
                           IDS Michigan Tax-Exempt Fund
                           IDS Minnesota Tax-Exempt Fund
                           IDS New York Tax-Exempt Fund
                           IDS Ohio Tax-Exempt Fund

Appendix B
1998 Massachusetts Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 35.98%. This is the rate you'll use in Step 2.

                                                          Adjusted gross income*
------------------------------------------------------------------------------------------------

Taxable income**                              $0         $124,500      $186,800
Married Filing Jointly                        to               to            to        OVER
                                        $124,500(1)      $186,800(2)   $309,300(3)     $309,300(2)

------------------------------------------------------------------------------------
$    0   - $ 42,350                        20.06%
  42,350 -  102,300                        32.28            33.07%
 102,300 -  155,950                        35.11            35.98         37.24%
 155,950 -  278,450                        39.81            40.82         42.29           40.82%
 278,450 +                                 43.19                          45.92***        44.31
-------------------------------------------------------------------------------------------------

Taxable income**                         $0                      $124,500
Single                                   to                            to                 OVER
                                        $124,500(1)              $247,000(3)          $247,000(2)

-------------------------------------------------------------------------------------

$      0 - $ 25,350                        20.06%
  25,350 -   61,400                        32.28
  61,400 -  128,100                        35.11                    36.61%
 128,100 -  278,450                        39.81                    41.56                 40.82%
 278,450 +                                 43.19                                          44.31
 -------------------------------------------------------------------------------------------------

*Gross income with certain adjustments before taking itemized deductions and personal exemptions.
**Amount subject to federal income tax after itemized deduction and personal exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Massachusetts state tax return.

The federal tax brackets are based on tax rates in effect on Jan. 1, 1998. The Massachusetts tax brackets are based on state tax rates for Part A income in effect on Jan. 1, 1999. These rates may change if Massachusetts tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal and Massachusetts state taxable yield equivalents.

Using 35.98%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.81% yield.

                                    For these Tax-Exempt Rates:
                                    -------------------------------------------------------------------

                                    3.00%   3.50%    4.00%    4.50%    5.00%    5.50%   6.00%    6.50%
                                    -------------------------------------------------------------------

Marginal Tax Rates                  Equal the Taxable Rates shown below:
-------------------------------------------------------------------------------------------------------
      20.06%                        3.75    4.38     5.00     5.63     6.25     6.88    7.51      8.13
      32.28%                        4.43    5.17     5.91     6.65     7.38     8.12    8.86      9.60
      33.07%                        4.48    5.23     5.98     6.72     7.47     8.22    8.96      9.71
      35.11%                        4.62    5.39     6.16     6.93     7.71     8.48    9.25     10.02
      35.98%                        4.69    5.47     6.25     7.03     7.81     8.59    9.37     10.15
      36.61%                        4.73    5.52     6.31     7.10     7.89     8.68    9.47     10.25
      37.24%                        4.78    5.58     6.37     7.17     7.97     8.76    9.56     10.36
      39.81%                        4.98    5.81     6.65     7.48     8.31     9.14    9.97     10.80
      40.82%                        5.07    5.91     6.76     7.60     8.45     9.29   10.14     10.98
      41.56%                        5.13    5.99     6.84     7.70     8.56     9.41   10.27     11.12
      42.29%                        5.20    6.06     6.93     7.80     8.66     9.53   10.40     11.26
      43.19%                        5.28    6.16     7.04     7.92     8.80     9.68   10.56     11.44
      44.31%                        5.39    6.28     7.18     8.08     8.98     9.88   10.77     11.67
      45.92%                        5.55    6.47     7.40     8.32     9.25    10.17   11.09     12.02
-------------------------------------------------------------------------------------------------------

S-6328-21 A (10/98)
Valid until next Prospectus update
*Destroy Aug. 29, 1999